Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The consolidated financial statements have been prepared in accordance with U.S. GAAP and include the accounts of PTI U.S.A, and its wholly owned subsidiary, PTI Canada. All significant intercompany transactions and balances have been eliminated from the consolidated financial statements.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation and Transactions

The assets and liabilities of the Company’s foreign subsidiary PTI Canada are translated into U.S. dollars from its functional currency using the exchange rate in effect at the balance sheets date. Additionally, the accounts on the statements of operations are translated using exchange rates approximating average rates prevailing during the years. Equity accounts are translated at historical exchange rates. Translation adjustments that arise from translating its financial statements from the local currency to the U.S. dollar are accumulated and reflected as a separate component of stockholders’ deficit. The current year effect of the transaction adjustments are included on the statement of operations as a foreign currency exchange gain (loss).

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amount of revenues and expenses during the reporting period. Significant estimates include accruals, contingencies, valuation allowance for deferred tax assets and valuation of stock options and warrants. These estimates may be adjusted as more current information becomes available, and any adjustment could have a significant impact on recorded amounts. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash equivalents consist of money market instruments with an original maturity at the time of purchase of three months or less. The Company maintains its cash and cash equivalents with two high credit quality financial institutions with one located in each the United States and Canada, which at times, may be in excess of insured amounts with the U.S. Federal Deposit Insurance Company and Canada Deposit Insurance Corporation. The Company’s policy is to maintain its cash and cash equivalents with reputable financial institutions assessed on an annual basis. There are no cash equivalents at this time. There is little concentration of credit risk for foreign cash as minimal balances of cash are held by PTI Canada.

Property, Plant and Equipment, Policy [Policy Text Block]
Equipment

Equipment was stated at cost less accumulated depreciation. Improvements and replacements of equipment are capitalized. Maintenance and repairs that do not improve or extend the lives of equipment are charged to expense as incurred. When assets are retired, their cost and related accumulated depreciation are removed from the accounts and any gain or loss will be reported in the consolidated statements of operations. Depreciation is computed using straight- line methods over their estimated useful lives ranging from 3 to 5 years.

Research and Development Expense, Policy [Policy Text Block]
 Rebates from Research and Development Credits

The Company derives rebates from scientific research and experimental development tax credits issued by the Canada Revenue Agency for qualified expenditures. The credits are recognized when the rebate is issued. The amounts received are reinvested into the Company’s scientific research, experimental development and operational works conducted in Canada.

Research and Development Expenses, net of Rebates

The Company’s research and development expenditures for present and future products are expensed as incurred.

Stockholders' Equity, Policy [Policy Text Block]
Treasury Stock

Management of the Company does not plan to retire the stock and applies the cost method to its treasury stock transactions. Differences between proceeds for reissuance of treasury stock and the cost are credited or charged to additional paid in capital to the extent of the prior credits and thereafter to accumulated deficit.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Accounting Standards Codification 820, “Fair Value Measurements and Disclosure,” (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not adjusted for transaction costs. ASC 820 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

  The three levels are described below:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that is accessible by the Company;

Level 2 Inputs – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Inputs – Unobservable inputs for the asset or liability including significant assumptions of the Company and other market participants.

There were no transfers in or out of any level for the years ended December 31, 2015 and 2014. The Company determines fair values for its investment assets as follows:

Cash and cash equivalents, accounts payable, and accrued expenses carry value equals approximately the fair value due to its short term nature. Based on the borrowing rates currently available to the Company for loans with similar terms and the expected short term maturity, the carrying value of the bridge note payable approximates fair value.

Compensation Related Costs, Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for stock based compensation costs under the provisions of ASC No. 718,
Compensation—Stock Compensation
, which requires the measurement and recognition of compensation expense related to the fair value of stock based compensation awards that are ultimately expected to vest. Stock based compensation expense recognized includes the compensation cost for all stock based payments granted to employees, officers, directors, and consultants based on the grant date fair value estimated in accordance with the provisions of ASC No. 718. ASC No. 718 is also applied to awards modified, repurchased, or canceled during the periods reported. Pursuant to ASC No. 718 the Company recognize the compensation cost for an award of share-based over the requisite service period, with a corresponding credit to equity (generally, paid-in capital). The requisite service period is the period during which an employee is required to provide service in exchange for an award, which often is the vesting period.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes utilizing the liability method. Deferred income tax assets and liabilities are computed annually for differences between the consolidated financial statement basis and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such asset will be realized.

Management has determined that a valuation allowance is required for the deferred tax assets which is primarily attributable to net operating loss carry forwards for federal and state tax purposes. The net operating losses expire through 2035 and 2022 for federal and state taxes, respectively. Thus, the consolidated financial statements do not reflect a deferred tax provision.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net (Loss) per Common Share

Basic (loss) per common share is computed by dividing the net (loss) by the weighted-average number of shares of common stock outstanding for each period. Diluted (loss) per share is computed by dividing the net (loss) by the weighted-average number of shares of common stock outstanding plus the dilutive effect of shares issuable through the common stock equivalents. Potentially dilutive securities consisting of options and warrants aggregating 5,111,111 and 4,371,111 for the years ended December 31, 2015 and 2014, respectively were not included in the calculation of weighted-average shares of common stock outstanding as they were determined to be anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

On March 30, 2016, the FASB issued ASU 2016-09, "Compensation - Stock Compensation" which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public business entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. If early adoption is elected, all amendments in the ASU that apply must be adopted in the same period. In addition, if early adoption is elected in an interim period, any adjustments should be reflected as of the beginning of the annual period that includes that interim period. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02,
Leases
. The main provisions of ASU No. 2016-02 require management to recognize lease assets and lease liabilities for all leases. ASU 2016-02 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently assessing the impact of this ASU on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17,
Income taxes.
The provisions of ASU No. 2015-17 simplify the presentation of deferred income taxes, the amendments in this ASU require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this Update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this Update. The amendments in this ASU are effective for the annual period ending after December 15, 2016, including interim periods within those fiscal years. The Company does not believe that the adoption of this update will have a significant impact to the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern. The provisions of ASU No. 2014-15 require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term substantial doubt, (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantialdoubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The amendments in this ASU are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company is currently assessing the impact of this ASU on the Company’s consolidated financial statements.

 Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the consolidated financial statements filed with this annual report.